Fair Value: Schedule of Significant unobservable inputs used in Level 3 embedded derivative assets and liabilities measured at fair value (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Schedule of Significant unobservable inputs used in Level 3 embedded derivative assets and liabilities measured at fair value

Predominant	Significant	Range of Values - Unobservable Input
Valuation Method	Unobservable Input	2014	2013

Derivatives embedded in single premium deferred annuities and related assets on deposit
Discounted cash flow	Lapse rates	2% to 4% with an	2% to 15% with an
		excess lapse rate at	excess lapse rate at the
		the end of the index	end of the index period
		period of 95%.	period of 58%.
	Company's own	60 - 90 basis points	83 - 133 basis points
	credit and risk margin	added on to	added on to
		discount rate	discount rate